Machinery, equipment and improvements on leased assets - net	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Machinery Equipment and Improvements on Leased Assets - Net
7.
Machinery, equipment and improvements on leased assets - net

As of December 31, 2023, 2024 and 2025, the machinery, equipment and improvements on leased assets are comprised as follows:

	Balance as of January 1, 2023		Additions		Disposals		Currency translation effect		Balance as of December 31, 2023
Investment:
Machinery and equipment	Ps.	5,189,873	Ps.	766,872	Ps.	(41,829)	Ps.	(138,775)	Ps.	5,776,141
Office furniture and equipment		416,512		71,385		(8,371)		(7,325)		472,201
Computer equipment		1,722,175		359,100		(27,855)		(32,568)		2,020,852
Transportation equipment		140,523		41,840		(7,943)		(3,920)		170,500
Communication equipment		61,982		254		(1,183)		(8)		61,045
Improvements on leased assets		185,001		378,284		—		—		563,285
Total investment		7,716,066		1,617,735		(87,181)		(182,596)		9,064,024
Accumulated depreciation:
Machinery and equipment		(2,330,406)		(454,682)		41,829		43,869		(2,699,390)
Office furniture and equipment		(219,196)		(39,489)		7,339		2,618		(248,728)
Computer equipment		(1,067,607)		(319,495)		27,855		17,372		(1,341,875)
Transportation equipment		(93,763)		(25,681)		5,784		1,942		(111,718)
Communication equipment		(25,826)		(5,172)		988		—		(30,010)
Improvements on leased assets		(51,010)		(29,010)		—		—		(80,020)
Total accumulated depreciation		(3,787,808)		(873,529)		83,795		65,801		(4,511,741)
Net amounts	Ps.	3,928,258	Ps.	744,206	Ps.	(3,386)	Ps.	(116,795)	Ps.	4,552,283

	Balance as of January 1, 2024		Additions		Disposals		Currency translation effect		Balance as of December 31, 2024
Investment:
Machinery and equipment	Ps.	5,776,141	Ps.	743,447	Ps.	(133,160)	Ps.	242,356	Ps.	6,628,784
Office furniture and equipment		472,201		182,377		(16,330)		37,777		676,025
Computer equipment		2,020,852		396,460		(130,524)		85,371		2,372,159
Transportation equipment		170,500		57,592		(19,148)		14,904		223,848
Communication equipment		61,045		1,825		(2,836)		123		60,157
Property and improvements on leased assets		563,285		16,366		—		—		579,651
Total investment		9,064,024		1,398,067		(301,998)		380,531		10,540,624
Accumulated depreciation:
Machinery and equipment		(2,699,390)		(719,983)		133,078		(143,524)		(3,429,819)
Office furniture and equipment		(248,728)		(72,394)		15,868		(9,277)		(314,531)
Computer equipment		(1,341,875)		(438,401)		129,647		(43,754)		(1,694,383)
Transportation equipment		(111,718)		(32,101)		15,351		(3,985)		(132,453)
Communication equipment		(30,010)		(12,782)		2,812		(14)		(39,994)
Property and improvements on leased assets		(80,020)		(30,316)		—		—		(110,336)
Total accumulated depreciation		(4,511,741)		(1,305,977)		296,756		(200,554)		(5,721,516)
Net amounts	Ps.	4,552,283	Ps.	92,090	Ps.	(5,242)	Ps.	179,977	Ps.	4,819,108

	Balance as of January 1, 2025		Additions		Disposals		Currency translation effect		Balance as of December 31, 2025
Investment:
Machinery and equipment	Ps.	6,628,784	Ps.	498,710	Ps.	(86,794)	Ps.	(134,524)	Ps.	6,906,176
Office furniture and equipment		676,025		55,404		(12,528)		(18,806)		700,095
Computer equipment		2,372,159		213,024		(85,010)		(30,411)		2,469,762
Transportation equipment		223,848		42,513		(20,620)		(5,140)		240,601
Communication equipment		60,157		10,452		(3,491)		(201)		66,917
Property and improvements on leased assets		579,651		11,584		—		—		591,235
Total investment		10,540,624		831,687		(208,443)		(189,082)		10,974,786
Accumulated depreciation:
Machinery and equipment		(3,429,819)		(493,888)		75,700		61,247		(3,786,760)
Office furniture and equipment		(314,531)		(58,119)		10,864		6,434		(355,352)
Computer equipment		(1,694,383)		(362,372)		83,448		21,498		(1,951,809)
Transportation equipment		(132,453)		(44,869)		20,590		4,511		(152,221)
Communication equipment		(39,994)		(8,055)		3,382		34		(44,633)
Property and improvements on leased assets		(110,336)		(50,633)		—		—		(160,969)
Total accumulated depreciation		(5,721,516)		(1,017,936)		193,984		93,724		(6,451,744)
Net amounts	Ps.	4,819,108	Ps.	(186,249)	Ps.	(14,459)	Ps.	(95,358)	Ps.	4,523,042

As of December 31, 2023, 2024 and 2025, the net balances of machinery, equipment and improvements on leased assets are:

	December 31, 2023		December 31, 2024		December 31, 2025
Net amounts:
Machinery and equipment	Ps.	3,076,751	Ps.	3,198,965	Ps.	3,119,415
Office furniture and equipment		223,473		361,494		344,743
Computer equipment		678,977		677,776		517,953
Transportation equipment		58,782		91,395		88,381
Communication equipment		31,035		20,163		22,284
Property and improvements on leased assets		483,265		469,315		430,266
Total amounts	Ps.	4,552,283	Ps.	4,819,108	Ps.	4,523,042

On September 27, 2023, the Company through of its subsidiary ADP, carried out a transaction for the acquisition of 100% of the shares of the Mexican company Inmuebles Especializados Matrix, S.A. de C.V. (IEM), which is dedicated to the sublease of cargo operation areas, hangars and operational areas of the Tijuana Airport polygon. Derived from the acquisition, investments were recognized in the category of Machinery, equipment and improvements on leased assets for Ps.326,801 through the business combination.

On June 20, 2024, the Company closed and paid the transaction for the acquisition of 51.5% of the shares of the Mexican company Guadalajara World Trade Center, S.A. de C.V. (“GWTC”), which specializes in handling, storage and custody services for international trade goods in facilities qualified as bonded warehouses at the Guadalajara Airport and the Puebla Airport. As a result of the acquisition, investments of Ps.34,415 were recognized in Machinery, equipment and improvements to leased buildings through the business combination.

As of December 31, 2025, the Company has several buildings under operating leases for office use. In Note 14.b and 31, the costs and obligations under these leases are disclosed.